TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Trade receivables [Abstract]
Schedule of Trade Receivables
	December 31,
	2018	2019	2019
	CNY	CNY	US$

Trade receivables	—	3,956	568
Less: Provision for impairment	—	—	—
	—	3,956	568

Schedule of Aging Analysis of Trade Receivables

An aging analysis of the trade receivables as of the end of the year, based on the invoice date and net of loss allowance, is as follows:

	December 31,
	2018	2019	2019
	CNY	CNY	US$

Within 3 months	—	3,956	568
	—	3,956	568